Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Reserve	$ 2,436,000	$ 15,322,000
Federal fund sold period	1 day
Mortgage loans maturity date	60 days
Interest rate lock commitment derivatives	98,000	79,000
Income recognized	$ 18,000	$ 79,000
Anti-dilutive potential common shares are excluded from the diluted earnings per share computation		30,000	30,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Intangible assets	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Intangible assets	10 years